Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 2,114,011	¥ 2,412,745	¥ 2,252,624
Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		1,003,000	1,291,000
Equity securities | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	[1]	¥ 1,003,000	¥ 1,291,000

[1]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,291 billion and ¥0 billion carried at fair value at March 31, 2021 and 2022, respectively, which are well-diversified across industries.